Investment Securities - Gross Unrealized Losses and Fair Value of Investments (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	$ 56,075	$ 23,840
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	1,826	124
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	3,849
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	144
Available-for-sale Securities, Gross unrealized losses, Fair Value	59,924	23,840
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	1,970	124
U.S. Treasury [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	4,722	2,485
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	208	1
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	4,722	2,485
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	208	1
U.S. Government Agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	29,147
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	776
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value	29,147
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	776
Mortgage-Backed Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value	22,206	21,355
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses	842	123
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value	3,849
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses	144
Available-for-sale Securities, Gross unrealized losses, Fair Value	26,055	21,355
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses	986	123
State and Political Subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Fair Value
Available-for-sale Securities, Gross unrealized losses, Less than Twelve Months, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Fair Value
Available-for-sale Securities, Gross unrealized losses, Twelve Months or More, Unrealized Losses
Available-for-sale Securities, Gross unrealized losses, Fair Value
Available-for-sale Securities, Gross unrealized losses, Unrealized Losses